Convertible Note - Additional Information (Details) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2019	Feb. 22, 2019	Oct. 31, 2019	Sep. 30, 2019	Jun. 28, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Oct. 29, 2019	Sep. 24, 2018	Apr. 24, 2018
Debt Instrument [Line Items]
Common stock issuance (GTD)										$ 10,000,000
Exercise price of warrants				$ 1.84		$ 1.84		$ 1.84		$ 1.75		$ 5.375	$ 5.375
$2.05 million Senior Secured Convertible Debenture due in August 2020, ID Ventura 7 [Member]
Debt Instrument [Line Items]
Interest rate		10.00%		8.00%		8.00%		8.00%
Common stock issued from conversion of convertible note		1,114,130
Conversion price		$ 1.84
Amount of beneficial conversion feature		$ 600,000
Maturity date of the note		Aug. 22, 2020
Senior secured convertible note		$ 2,050,000
Number of shares issued		1,166,113
Exercise price of warrants		$ 1.84									$ 1.00
Number of common stock convertible		1,671,196
Warrant expiry period		5 years
Percentage of warrant exercisable		150.00%
Proceeds from convertible debt		$ 2,000,000
Convertible note issuance expenses		$ 50,000
Unamortized discount convertible note				$ 1,424,000		$ 1,424,000		$ 1,424,000
Interest expense relating to discount						175,000		626,000
$2.5 million Senior Secured Convertible Debenture due in March 2021 - ID Ventura 7 [Member]
Debt Instrument [Line Items]
Interest rate	10.00%
Common stock issued from conversion of convertible note	1,358,696
Conversion price	$ 1.84
Amount of beneficial conversion feature	$ 989,000
Senior secured convertible note	$ 2,500,000			2,500,000		2,500,000		2,500,000
Number of shares issued	1,000,000
Exercise price of warrants	$ 1.84										$ 1.00
Number of common stock convertible	2,038,043
Warrant expiry period	5 years
Percentage of warrant exercisable	150.00%
Proceeds from convertible debt	$ 2,500,000		$ 633,805	1,800,000
Convertible note issuance expenses	$ 66,195
Unamortized discount convertible note				2,488,000		2,488,000		2,488,000
Interest expense relating to discount						12,000		12,000
Security purchase agreement with Grapevine
Debt Instrument [Line Items]
Carrying amount of convertible note				2,400,000		2,400,000		$ 2,400,000
Number of additional shares issued								250,000
Delaware Board of Trade Holdings, Inc. ("DBOT")
Debt Instrument [Line Items]
Carrying amount of convertible note				$ 14,300,000		$ 14,300,000		$ 14,300,000
ID Ventura 7 [Member]
Debt Instrument [Line Items]
Penalty fee for late payments of interests and compensation						8.00%
Expected life | $2.05 million Senior Secured Convertible Debenture due in August 2020, ID Ventura 7 [Member]
Debt Instrument [Line Items]
Warrant, Term		5 years
Expected life | $2.5 million Senior Secured Convertible Debenture due in March 2021 - ID Ventura 7 [Member]
Debt Instrument [Line Items]
Warrant, Term	5 years
Expected dividend rate | $2.05 million Senior Secured Convertible Debenture due in August 2020, ID Ventura 7 [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding, Measurement Input		0
Expected dividend rate | $2.5 million Senior Secured Convertible Debenture due in March 2021 - ID Ventura 7 [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding, Measurement Input	0
Expected volatility [Member] | $2.05 million Senior Secured Convertible Debenture due in August 2020, ID Ventura 7 [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding, Measurement Input		111.83
Expected volatility [Member] | $2.5 million Senior Secured Convertible Debenture due in March 2021 - ID Ventura 7 [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding, Measurement Input	110.36
Interest rate | $2.05 million Senior Secured Convertible Debenture due in August 2020, ID Ventura 7 [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding, Measurement Input		2.48
Interest rate | $2.5 million Senior Secured Convertible Debenture due in March 2021 - ID Ventura 7 [Member]
Debt Instrument [Line Items]
Warrants and rights outstanding, Measurement Input	1.55
Advantech Capital Investment II Limited | Private placement
Debt Instrument [Line Items]
Common stock issuance (GTD)					$ 12,000,000
Interest rate					8.00%
Common stock issued from conversion of convertible note					6,593,406
Conversion price					$ 1.82
Amount of beneficial conversion feature					$ 1,400,000
Maturity date of the note					Jun. 28, 2021
Interest expense recognized to beneficial conversion feature					$ 698,000	$ 117,000	$ 112,000	$ 347,000	$ 112,000